Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of total capital	For regulatory reporting purposes under the LICAT framework, there were further adjustments, including goodwill, non-life investments, and others as was prescribed by OSFI, to the total capital figure presented in the table below:

As at December 31,	2021	2020
Subordinated debt(1)	$6,425	$4,781
Innovative capital instruments(2)	200	200
Equity:
Preferred shares and other equity instruments	2,239	2,257
Common shareholders’ equity(3)	24,075	22,212
Participating policyholders’ equity	1,700	1,368
Non-controlling interests’ equity	59	25
Total capital	$34,698	$30,843

(1)    Includes $2.0 billion of proceeds from the subordinated debt offerings completed in November 2021, of which $1.5 billion is subject to contractual terms requiring us to redeem the underlying securities, in full, if the closing of the DentaQuest acquisition does not occur. These amounts will not qualify as LICAT capital until the acquisition closes.
(2)    Innovative capital instruments are SLEECS issued by SLCT I (Note 13). SLCT I is not consolidated by us.
(3)    Common shareholders' equity is equal to Total shareholders' equity less Preferred shares and other equity instruments